Related-Party Transactions	12 Months Ended
Apr. 30, 2023
Related Party Transactions [Abstract]
Related-Party Transactions
1 6 .	Related-Party Transactions

•	Transactions with xDiversity
The Company entered into an agreement for the operation and administration management of xDiversity. xDiversity has no capital relationship with the Company, but the Company’s two directors are board members of xDiversity.
The Company recognized other income ¥2,727 thousand, ¥2,727 thousand and ¥1,636 thousand ($12 thousand) for the years ended April 30, 2021, 2022 and 2023 related to outsourcing fees. The accounts receivable balance related to the outsourcing fee was ¥
250
 thousand and ¥
50
 thousand ($
0
thousand) as of April 30, 2022 and 2023,
respectively.

•	Transactions with Trusts for the Benefit of Employees
In respect of Series 6 stock options, the Company applies the scheme called “The Trusted Fair Value Stock Option” and three directors contributed funds as trustors to establish the trust. The trustee (Nozomi Kaikeisya, the tax accountant) purchased the Company’s stock options and holds them until they are allocated to the final beneficiaries (employees, etc.). Since the payment is made before the rights are vested, the amount paid by the trust of ¥2,854 thousand and ¥2,854 thousand ($21 thousand) is recorded as other current liabilities, as of April 30, 2022 and 2023, respectively.

•	Transactions with CEO
Yoichi Ochiai, the CEO of the Company, has guaranteed the Company’s lease liability during the contract period. The lease balance was ¥47,738 thousand as of April 30, 2022. In April 2023, Mr. Ochiai’s guarantee was removed and therefore, there is no longer any guaranteed balance by the CEO for the lease liability as of April 30, 2023.

•	Transactions with the Company’s Director
During the year ended April 30, 2023, the Company sold products to a Director, who is also a stockholder. Transactions are generally made at values that approximate arm’s-length prices
. The Company recognized revenue of ¥6,463 thousand ($48 thousand) during the year ended April 30, 2023 related to sale transactions with the Director.